Stockholders' Equity and Stock Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share Repurchases [Table Text Block]
The following table provides information regarding share repurchases during the referenced periods.(1)

(In thousands, except per share data)	For the Year Ended December 31, 2017
Shares repurchased (2)	1,198
Total cost, including brokerage fees	$31,927
Average repurchase price per share (3)	$26.64
(1) Shares repurchased reflect repurchases settled during the twelve months ended December 31, 2017. These amounts exclude repurchases traded but not yet settled on or before December 31, 2017.
(2) All shares repurchased have been retired and constitute authorized but unissued shares.
(3) Figures in the table may not recalculate exactly due to rounding. Average repurchase price per share is calculated based on unrounded number

Stock Option Plan Activity
Summarized stock option plan activity is as follows:

	Options	Weighted Average Option Price	Weighted Average Remaining Term	Aggregate Intrinsic Value
			(In years)	(In thousands)
Outstanding at January 1, 2015	7,169,668	$25.73
Granted	200,673	19.98
Canceled	(1,463,497)	39.82
Exercised	(1,301,789)	7.53
Outstanding at December 31, 2015	4,605,055	26.14
Granted	216,509	17.50
Canceled	(1,260,750)	38.63
Exercised	(452,898)	6.49
Outstanding at December 31, 2016	3,107,916	23.36
Granted	—	—
Canceled	(1,323,500)	39.30
Exercised	(241,964)	8.61
Outstanding at December 31, 2017	1,542,452	$11.99	5.3	$35,565

Exercisable at December 31, 2016	2,696,315	$24.27	3.1	$14,587

Exercisable at December 31, 2017	1,335,717	$11.00	4.8	$32,128

Information About Stock Options Outstanding and Exercisable
The following table summarizes the information about stock options outstanding and exercisable at December 31, 2017:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life (Years)	Weighted-Average Exercise Price	Number Exercisable	Weighted-Average Exercise Price
$5.22	25,510	4.9	$5.22	25,510	$5.22
6.60	28,000	0.8	6.60	28,000	6.60
6.70	196,869	3.9	6.70	196,869	6.70
7.55	65,000	1.8	7.55	65,000	7.55
8.34	294,163	2.8	8.34	294,163	8.34
9.86	260,882	5.9	9.86	260,882	9.86
11.57	229,846	6.2	11.57	229,846	11.57
17.75	216,509	8.9	17.75	72,174	17.75
19.98	200,673	7.4	19.98	138,273	19.98
33.31	25,000	0.0	33.31	25,000	33.31
$5.22-$33.31	1,542,452	5.3	$11.99	1,335,717	$11.00

RSU Activity
Summarized RSU activity is as follows:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2015	2,534,496
Granted	541,016	$19.05
Canceled	(40,800)
Awarded	(713,886)
Outstanding at December 31, 2015	2,320,826
Granted	542,220	$18.06
Canceled	(30,400)
Awarded	(871,528)
Outstanding at December 31, 2016	1,961,118
Granted	442,879	$27.40
Canceled	(38,964)
Awarded	(727,821)
Outstanding at December 31, 2017	1,637,212

PSU Activity
Summarized PSU activity is as follows:

	Performance Stock Units	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2015	1,411,640
Granted	240,156	$16.75
Performance Adjustment	264,306
Canceled	(2,677)
Awarded	(663,945)
Outstanding at December 31, 2015	1,249,480
Granted	241,235	$17.75
Performance Adjustment	(148,272)
Canceled	—
Awarded	(213,365)
Outstanding at December 31, 2016	1,129,078
Granted	275,305	$28.94
Performance Adjustment	(73,407)
Canceled	—
Awarded	(268,429)
Outstanding at December 31, 2017	1,062,547

Career Shares Activity
Summarized Career Shares activity is as follows:

	Career Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2015	896,585
Granted	103,018	$12.51
Canceled	—
Awarded	(31,028)
Outstanding at December 31, 2015	968,575
Granted	73,064	$19.01
Canceled	—
Awarded	—
Outstanding at December 31, 2016	1,041,639
Granted	66,000	$20.41
Canceled	(11,236)
Awarded	(82,944)
Outstanding at December 31, 2017	1,013,459

Share-based Compensation Costs by Award Plan
The following table summarizes our share-based compensation costs by award type:

	Year Ended December 31,
(In thousands)	2017	2016	2015
Stock Options	$1,193	$1,974	$2,821
Restricted Stock Units	7,463	8,883	9,909
Performance Stock Units	7,381	3,353	5,135
Career Shares	1,376	1,308	1,399
Total share-based compensation costs	$17,413	$15,518	$19,264

Classification Detail of Share-based Employee Compensation Costs
The following table provides classification detail of the total costs related to our share-based employee compensation plans reported in our consolidated statements of operations:

	Year Ended December 31,
(In thousands)	2017	2016	2015
Gaming	$363	$428	$393
Food and beverage	69	82	75
Room	33	39	36
Selling, general and administrative	1,846	2,176	1,996
Corporate expense	15,102	12,793	16,764
Total share-based compensation expense	$17,413	$15,518	$19,264

Dividends Declared [Table Text Block]
The dividends declared by the Board under this program are:

Declaration date	Record date	Payment date	Amount per share
May 2, 2017	June 15, 2017	July 15, 2017	$0.05
September 6, 2017	September 18, 2017	October 15, 2017	0.05
December 7, 2017	December 28, 2017	January 15, 2018	0.05